UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2012

Semi-Annual Repor t

Western Asset

Short-Term Bond

Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Western Asset Short-Term Bond Fund

Fund objective

The Fund seeks current income, preservation of capital and liquidity.

Fund name change

Prior to August 1, 2012, the Fund was known as Legg Mason Western Asset Short-Term Bond Fund. There was no change in the Fund’s investment objective as a result of the name change.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Short-Term Bond Fund for the six-month reporting period ended June 30, 2012. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

Special shareholder notices

Effective August 1, 2012, the investment policy that permits the Fund to invest in U.S. dollar-denominated fixed income securities of foreign issuers without limitation was eliminated. The Fund adopted a new investment policy that permits the Fund to invest up to 25% of its assets in the securities of non-U.S. issuers.

Additionally, effective May 1, 2012, the portfolio managers responsible for day-to-day portfolio management, development of investment strategy, oversight and coordination of the Fund are Stephen A. Walsh, Andrea A. Mack, Dennis J. McNamara and Michael Pak. Mr. Walsh has been a portfolio manager for the Fund since 2006. Ms. Mack has been a portfolio manager for the Fund since 2007. Mr. Pak has been a portfolio manager for the Fund since 2010. Mr. McNamara has been a portfolio manager for the Fund since May 2012. Mr. Walsh, Ms. Mack, Mr. McNamara and Mr. Pak have been employed by Western Asset Management Company (“Western Asset”) in the capacity of portfolio managers for more than five years. These portfolio managers work together with the broader Western Asset investment management team on portfolio structure, duration weighting and term structure decisions.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

Western Asset Short-Term Bond Fund	III

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

August 1, 2012

IV	Western Asset Short-Term Bond Fund

Investment commentary

Economic review

The U.S. economy continued to grow over the six months ended June 30, 2012, albeit at an uneven pace. Looking back, U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was 4.1% in the fourth quarter of 2011. Economic growth in the U.S. then decelerated, as the Commerce Department reported that first quarter 2012 GDP growth was 2.0%. The preliminary estimate for GDP growth in the second quarter was 1.5%. Moderating growth was partially due to weaker consumer spending, which rose 1.5% in the second quarter, versus 2.4% during the first three months of the year.

Two factors constraining economic growth were the weak job market and continued troubles in the housing market. While there was some improvement during the reporting period, unemployment remained elevated. When the reporting period began, unemployment, as reported by the U.S. Department of Labor, was 8.5%. Unemployment then generally declined over the next four months and was 8.1% in April 2012, the lowest rate since January 2009. However, the unemployment rate then moved up to 8.2% in May and was unchanged in June. Within the housing market, sales are still a bit soft, though home prices appear to be firming. According to the National Association of Realtors (“NAR”), existing-home sales fluctuated throughout the period. Existing-home sales fell 5.4% on a seasonally adjusted basis in June 2012 versus the previous month. However, the NAR reported that the median existing-home price for all housing types was $189,400 in June 2012, up 7.9% from June 2011. This marked the fourth consecutive month that home prices rose from a year earlier, the first such occurrence since February through May 2006. In addition, the inventory of unsold homes fell 3.2% in June versus the previous month.

The manufacturing sector, a relative pillar of strength since the end of the Great Recession, weakened during the reporting period. Based on the Institute for Supply Management’s PMI (“PMI”)ii, in December 2011 it had a reading of 53.9 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). Activity in the manufacturing sector fluctuated during the first half of the period and was 54.8 in April, its highest reading since June 2011. The PMI then dipped to 53.5 in May 2012 and fell to 49.7 in June. The latter represented the first contraction in the manufacturing sector since July 2009. In addition, whereas thirteen of the eighteen industries in the PMI grew in May, only seven expanded in June.

Western Asset Short-Term Bond Fund	V

Market review

Q. Did Treasury yields trend higher or lower during the six months ended June 30, 2012?

A. Both short- and long-term Treasury yields fluctuated during the reporting period. When the period began, two- and ten-year Treasury yields were 0.25% and 1.89%, respectively. With the economy initially gathering some momentum, Treasury yields moved higher during the first half of the period. Two-year Treasury yields rose as high as 0.41% on March 20, 2012 and ten-year Treasuries peaked at 2.39% around the same time. Yields then fell in late March, as well as in April, May and early June, given renewed fears over the European sovereign debt crisis. On June 1, 2012, ten-year Treasuries closed at an all-time low of 1.47%. Yields then moved higher as the month progressed due to some positive developments in Europe and hopes for additional Federal Reserve Board (“Fed”)iii actions to stimulate the economy. When the reporting period ended on June 30, 2012, two-year Treasury yields were 0.33% and ten-year Treasury yields were 1.67%.

Q. How did the Fed respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. Looking back, in September 2011, the Fed announced its intention to purchase $400 billion of longer-term Treasury securities and to sell an equal amount of shorter-term Treasury securities by June 2012 (often referred to as “Operation Twist”). In January 2012, the Fed extended the period it expects to keep the federal funds rateiv at a historically low range between zero and 0.25%, saying “economic conditions — including low rates of resource utilization and a subdued outlook for inflation over the medium run — are likely to warrant exceptionally low levels for the federal funds rate at least through late 2014.” In June, the Fed announced that it would extend Operation Twist until the end of 2012 and that it was “prepared to take further action as appropriate to promote a stronger economic recovery and sustained improvement in labor market conditions in a context of price stability.”

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors experienced periods of volatility during the period. Risk appetite was often robust over the first half of the period, due to some better-than-expected economic data and signs of progress in the European sovereign debt crisis. However, fears related to the situation in Europe caused a number of spread sectors to weaken in April. While the spread sectors posted positive absolute returns in April, they generally lagged equal-durationv Treasuries. Several of the riskiest spread sectors then performed poorly in May given a flight to quality that was triggered by escalating fears of contagion from Europe and some disappointing economic data in the U.S. The spread sectors then rallied in June as investor sentiment improved. For the six months ended June 30, 2012, the Barclays U.S. Aggregate Indexvi returned 2.37%.

VI	Western Asset Short-Term Bond Fund

Investment commentary (cont’d)

Performance review

For the six months ended June 30, 2012, Class A shares of Western Asset Short-Term Bond Fund, excluding sales charges, returned 2.00%. The Fund’s unmanaged benchmark, the Citigroup Treasury/Government Sponsored/ Credit 1-3 Year Indexvii, returned 0.59% for the same period. The Lipper Short Investment Grade Debt Funds Category Average1 returned 1.80% over the same time frame.

Performance Snapshot as of June 30, 2012 (unaudited)
(excluding sales charges)	6 months
Western Asset Short-Term Bond Fund:
Class A	2.00%
Class C♦	1.87%
Class I	2.17%
Citigroup Treasury/Government Sponsored/ Credit 1-3 Year Index	0.59%
Lipper Short Investment Grade Debt Funds Category Average[1]	1.80%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower.

The 30-Day SEC Yields for the period ended June 30, 2012 for Class A, Class C♦ and Class I shares were 0.60%, 0.36% and 0.92%, respectively. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus, the gross total annual operating expense ratios for Class A, Class C♦ and Class I shares were 0.87%, 1.12% and 0.51%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and

Chief Executive Officer

July 27, 2012

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 265 funds in the Fund’s Lipper category, and excluding sales charges.

♦

Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares. Class C1 (formerly Class C) shares will not be available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor prior to August 1, 2012). Class C1 shares will continue to be available for dividend reinvestment and incoming exchanges.

Western Asset Short-Term Bond Fund	VII

RISKS: Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund’s investments may be subject to prepayment risks. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

vi

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vii	The Citigroup Treasury/Government Sponsored/Credit 1-3 Year Index is a broad-based index of short-term U.S. Treasury and corporate debt securities.

Western Asset Short-Term Bond Fund 2012 Semi-Annual Report	1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2012 and December 31, 2011 and does not include derivatives, such as written options, swap contracts and futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2	Western Asset Short-Term Bond Fund 2012 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2012 and held for the six months ended June 30, 2012.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	2.00%	$1,000.00	$1,020.00	0.85%	$4.27	Class A	5.00%	$1,000.00	$1,020.64	0.85%	$4.27
Class C♦	1.87	1,000.00	1,018.70	1.10	5.52	Class C♦	5.00	1,000.00	1,019.39	1.10	5.52
Class I	2.17	1,000.00	1,021.70	0.51	2.56	Class I	5.00	1,000.00	1,022.33	0.51	2.56

[1]	For the six months ended June 30, 2012.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

♦	Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares.

Western Asset Short-Term Bond Fund 2012 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2012

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Citigroup 1-3 Yr.	— Citigroup Treasury/Government Sponsored/Credit 1-3 Year Index
EM	— Emerging Markets
IG Credit	— Investment Grade Credit
HY	— High Yield
WA Short-Term	— Western Asset Short-Term Bond Fund
MBS	— Mortgage-Backed Securities

4	Western Asset Short-Term Bond Fund 2012 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2012

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Citigroup 1-3 Yr.	— Citigroup Treasury/Government Sponsored/Credit 1-3 Year Index
EM	— Emerging Markets
IG Credit	— Investment Grade Credit
HY	— High Yield
WA Short-Term	— Western Asset Short-Term Bond Fund
MBS	— Mortgage-Backed Securities

Western Asset Short-Term Bond Fund 2012 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2012

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 42.2%
Consumer Discretionary — 1.3%
Automobiles — 0.4%
Daimler Finance NA LLC, Senior Notes	1.071%	3/28/14	$1,400,000	$1,397,403	(a)(b)
Daimler Finance NA LLC, Senior Notes	2.300%	1/9/15	900,000	918,819	(a)
Total Automobiles				2,316,222
Hotels, Restaurants & Leisure — 0.4%
McDonald’s Corp., Senior Notes	0.750%	5/29/15	1,840,000	1,841,104
Household Durables — 0.0%
Newell Rubbermaid Inc., Senior Notes	2.000%	6/15/15	150,000	150,559
Media — 0.5%
Time Warner Cable Inc., Senior Notes	8.250%	2/14/14	550,000	612,595
Time Warner Cable Inc., Senior Notes	3.500%	2/1/15	1,070,000	1,132,453
Walt Disney Co., Senior Notes	4.700%	12/1/12	900,000	915,511
Total Media				2,660,559
Total Consumer Discretionary				6,968,444
Consumer Staples — 3.1%
Beverages — 1.6%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.125%	1/15/15	1,160,000	1,250,893
Coca-Cola Co., Senior Notes	0.418%	3/14/14	1,750,000	1,753,596	(b)
Diageo Capital PLC	5.200%	1/30/13	880,000	904,116
PepsiCo Inc., Senior Notes	2.500%	5/10/16	4,000,000	4,203,240
Total Beverages				8,111,845
Food & Staples Retailing — 0.2%
Sysco Corp., Senior Notes	0.550%	6/12/15	1,310,000	1,302,064
Food Products — 0.6%
Kraft Foods Group Inc., Senior Notes	1.625%	6/4/15	650,000	657,343	(a)
Kraft Foods Inc., Senior Notes	2.625%	5/8/13	2,240,000	2,273,622
Total Food Products				2,930,965
Tobacco — 0.7%
Altria Group Inc., Senior Notes	8.500%	11/10/13	380,000	417,596
Altria Group Inc., Senior Notes	9.250%	8/6/19	180,000	250,419
Philip Morris International Inc.	4.875%	5/16/13	1,100,000	1,141,027
Philip Morris International Inc.	5.650%	5/16/18	940,000	1,136,679
Reynolds American Inc., Senior Notes	7.250%	6/1/13	900,000	950,223
Total Tobacco				3,895,944
Total Consumer Staples				16,240,818

See Notes to Financial Statements.

6	Western Asset Short-Term Bond Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Energy — 2.4%
Oil, Gas & Consumable Fuels — 2.4%
Anadarko Petroleum Corp., Senior Notes	7.625%	3/15/14	$890,000	$977,030
BP Capital Markets PLC, Senior Notes	5.250%	11/7/13	680,000	720,767
BP Capital Markets PLC, Senior Notes	3.125%	10/1/15	160,000	170,232
ConocoPhillips	4.750%	10/15/12	1,000,000	1,011,233
Duke Capital LLC, Senior Notes	6.250%	2/15/13	640,000	658,442
El Paso Natural Gas Co., Senior Notes	5.950%	4/15/17	1,250,000	1,417,463
Enterprise Products Operating LP, Senior Notes	9.750%	1/31/14	890,000	1,004,482
Petrobras International Finance Co., Senior Notes	3.875%	1/27/16	2,300,000	2,386,112
Petroleos Mexicanos, Senior Notes	4.875%	3/15/15	1,480,000	1,603,950
Phillips 66, Senior Notes	1.950%	3/5/15	860,000	866,719	(a)
Shell International Finance BV, Senior Notes	1.875%	3/25/13	960,000	970,496
TransCanada PipeLines Ltd., Senior Notes	0.875%	3/2/15	350,000	349,596
Total Energy				12,136,522
Financials — 27.4%
Capital Markets — 3.9%
Bear Stearns Co. Inc., Senior Notes	6.400%	10/2/17	1,740,000	2,008,806
Credit Suisse AG/Guernsey, Secured Bonds	2.600%	5/27/16	1,580,000	1,624,746	(a)
Credit Suisse AG/Guernsey, Senior Secured Bonds	1.625%	3/6/15	1,200,000	1,201,629	(a)
Deutsche Bank AG, Senior Notes	6.000%	9/1/17	900,000	1,028,225
Goldman Sachs Group Inc., Senior Notes	5.125%	1/15/15	440,000	459,654
Goldman Sachs Group Inc., Senior Notes	3.300%	5/3/15	3,060,000	3,061,628
Kaupthing Bank HF, Senior Notes	1.000%	1/15/10	190,000	49,400	(a)(c)(d)
Kaupthing Bank HF, Senior Notes	5.750%	10/4/11	2,120,000	551,200	(a)(c)(d)
Kaupthing Bank HF, Senior Notes	7.625%	2/28/15	890,000	231,400	(a)(d)(e)
Lehman Brothers Holdings Capital Trust VII	5.857%	8/16/12	2,620,000	0	(b)(d)(e)(f)(g)(h)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	810,000	0	(d)(e)(g)(h)
Macquarie Bank Ltd., Senior Notes	4.100%	12/17/13	1,000,000	1,050,778	(a)
Merrill Lynch & Co. Inc., Medium-Term Notes	6.150%	4/25/13	4,350,000	4,503,164
Morgan Stanley, Senior Notes	2.967%	5/14/13	2,290,000	2,287,444	(b)
UBS AG, Senior Notes	2.250%	1/28/14	250,000	251,375
UBS AG Stamford CT, Senior Notes	3.875%	1/15/15	1,720,000	1,778,471
Total Capital Markets				20,087,920
Commercial Banks — 12.3%
Abbey National Treasury Services PLC, Senior Notes	4.000%	4/27/16	1,400,000	1,380,669
ANZ National International Ltd., Senior Notes	2.375%	12/21/12	1,370,000	1,379,413	(a)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2012 Semi-Annual Report	7

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Commercial Banks — continued
Bank of Montreal, Secured Bonds	2.850%	6/9/15	$1,190,000	$1,260,194	(a)
Bank of Nova Scotia, Secured Bonds	1.650%	10/29/15	2,850,000	2,916,288	(a)
Bank of Tokyo-Mitsubishi UFJ Ltd., Senior Notes	2.600%	1/22/13	320,000	322,472	(a)
Bank of Tokyo-Mitsubishi UFJ Ltd., Senior Notes	3.850%	1/22/15	1,130,000	1,193,586	(a)
Barclays Bank PLC, Subordinated Notes	6.050%	12/4/17	170,000	172,562	(a)
BBVA US Senior SAU, Senior Notes	3.250%	5/16/14	1,200,000	1,154,963
BNP Paribas, Senior Notes	1.369%	1/10/14	690,000	675,883	(b)
BNP Paribas, Senior Secured Bonds	2.200%	11/2/15	2,420,000	2,425,409	(a)
BPCE SA, Senior Subordinated Bonds	2.375%	10/4/13	990,000	974,343	(a)
Canadian Imperial Bank of Commerce, Senior Secured	2.000%	2/4/13	2,600,000	2,624,375	(a)
Commonwealth Bank of Australia, Senior Notes	2.900%	9/17/14	3,380,000	3,539,208	(a)
Commonwealth Bank of Australia, Senior Notes	1.950%	3/16/15	2,070,000	2,084,713
Compagnie de Financement Foncier, Secured Bonds	2.250%	3/7/14	1,000,000	1,009,812	(a)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Senior Notes	3.375%	1/19/17	2,370,000	2,441,735
Credit Agricole Home Loan SFH, Secured Bonds	1.216%	7/21/14	600,000	586,787	(a)(b)
Credit Agricole SA, Senior Notes	3.500%	4/13/15	1,230,000	1,206,789	(a)
Danske Bank A/S, Senior Notes	1.517%	4/14/14	1,300,000	1,271,837	(a)(b)
Dexia Credit Local NY, Senior Notes	2.000%	3/5/13	4,380,000	4,361,302	(a)
DnB NOR Boligkreditt, Secured Bonds	2.900%	3/29/16	2,180,000	2,271,283	(a)
FIH Erhvervsbank A/S, Senior Notes	2.000%	6/12/13	2,600,000	2,631,671	(a)
Glitnir Banki HF, Subordinated Notes	6.693%	6/15/16	350,000	0	(a)(d)(e)(g)(h)
HSBC Bank PLC, Bonds	1.625%	7/7/14	2,160,000	2,178,524	(a)
ING Bank NV, Secured Bonds	2.500%	1/14/16	2,730,000	2,776,920	(a)
Landsbanki Islands HF	7.431%	10/19/17	590,000	0	(a)(d)(e)(f)(g)(h)
Landsbanki Islands HF, Senior Notes	6.100%	8/25/11	1,720,000	94,600	(a)(c)(d)
Landwirtschaftliche Rentenbank	1.875%	9/24/12	1,600,000	1,605,485
Mizuho Corp. Bank Ltd., Senior Notes	2.550%	3/17/17	1,600,000	1,625,136	(a)
National Bank of Canada, Secured Bonds	2.200%	10/19/16	1,590,000	1,659,915	(a)
Nordea Bank AB, Senior Notes	3.700%	11/13/14	660,000	686,827	(a)
Nordea Eiendomskreditt AS, Mortgage Secured Bonds	1.875%	4/7/14	2,580,000	2,619,804	(a)
Royal Bank of Scotland PLC, Senior Notes	4.875%	3/16/15	1,040,000	1,076,816
Societe Generale, Senior Notes	1.519%	4/11/14	1,500,000	1,452,414	(a)(b)
Sparebank 1 Boligkreditt AS, Secured Bonds	2.625%	5/26/16	1,860,000	1,922,647	(a)
Sumitomo Mitsui Banking Corp., Senior Notes	3.150%	7/22/15	930,000	977,434	(a)

See Notes to Financial Statements.

8	Western Asset Short-Term Bond Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Commercial Banks — continued
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	8/16/12	$2,690,000	$2,579,037	(b)(f)
Wells Fargo & Co., Senior Notes	3.676%	6/15/16	1,660,000	1,768,531
Westpac Banking Corp., Senior Bonds	2.250%	11/19/12	2,420,000	2,436,357
Total Commercial Banks				63,345,741
Consumer Finance — 3.6%
Ally Financial Inc., Senior Notes	7.500%	12/31/13	539,000	572,688
Ally Financial Inc., Senior Notes	5.500%	2/15/17	2,690,000	2,735,103
American Express Credit Corp., Senior Notes	1.750%	6/12/15	1,500,000	1,518,120
American Express Credit Corp., Senior Notes	2.375%	3/24/17	2,000,000	2,052,150
American Honda Finance Corp., Senior Notes	3.500%	3/16/15	520,000	548,104	(a)
Caterpillar Financial Services Corp., Notes	1.900%	12/17/12	810,000	815,791
Caterpillar Financial Services Corp., Senior Notes	1.050%	3/26/15	1,500,000	1,509,720
Caterpillar Financial Services Corp., Senior Notes	1.100%	5/29/15	400,000	402,525
FIA Credit Services N.A., Subordinated Notes	7.125%	11/15/12	970,000	988,226
John Deere Capital Corp., Senior Notes	0.875%	4/17/15	1,520,000	1,522,753
SLM Corp.	0.766%	1/27/14	3,200,000	3,057,990	(b)
Toyota Motor Credit Corp., Senior Notes	1.000%	2/17/15	790,000	791,445
Toyota Motor Credit Corp., Senior Notes	2.000%	9/15/16	1,950,000	1,983,413
Total Consumer Finance				18,498,028
Diversified Financial Services — 5.1%
Bank of America Corp., Senior Notes	6.500%	8/1/16	900,000	989,210
Citigroup Inc., Senior Notes	6.000%	12/13/13	1,230,000	1,293,117
Citigroup Inc., Senior Notes	6.375%	8/12/14	2,120,000	2,270,459
Citigroup Inc., Senior Notes	5.500%	10/15/14	340,000	360,175
Citigroup Inc., Senior Notes	6.000%	8/15/17	6,120,000	6,711,247
FDIC Structured Sale Guaranteed Notes	0.000%	10/25/13	1,150,000	1,142,022	(a)
International Lease Finance Corp., Medium-Term Notes	0.819%	7/13/12	580,000	579,666
Kreditanstalt fuer Wiederaufbau, Senior Bonds	3.500%	3/10/14	2,100,000	2,205,315
NCUA Guaranteed Notes, Senior Notes	0.261%	6/12/13	1,570,000	1,569,545	(b)
Private Export Funding Corp.	3.550%	4/15/13	4,150,000	4,257,975
Private Export Funding Corp., Notes	4.950%	11/15/15	1,820,000	2,077,071
SSIF Nevada LP, Senior Notes	1.167%	4/14/14	2,640,000	2,623,682	(a)(b)
Total Diversified Financial Services				26,079,484
Insurance — 2.4%
American International Group Inc., Senior Notes	3.750%	11/30/13	300,000	303,784	(a)
American International Group Inc., Senior Notes	3.650%	1/15/14	1,860,000	1,900,771
Berkshire Hathaway Inc., Senior Notes	2.125%	2/11/13	2,570,000	2,596,636

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2012 Semi-Annual Report	9

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Insurance — continued
MetLife Inc., Senior Notes	2.375%	2/6/14	$2,540,000	$2,592,751
Metropolitan Life Global Funding I, Notes	2.875%	9/17/12	1,060,000	1,064,495	(a)
Prudential Financial Inc., Senior Notes	2.750%	1/14/13	1,250,000	1,262,498
Suncorp-Metway Ltd., Senior Notes	1.967%	7/16/12	2,850,000	2,851,556	(a)(b)
Total Insurance				12,572,491
Thrifts & Mortgage Finance — 0.1%
Santander Holdings USA Inc., Senior Notes	4.625%	4/19/16	750,000	725,385
Total Financials				141,309,049
Health Care — 1.8%
Health Care Equipment & Supplies — 0.5%
Baxter International Inc., Senior Notes	1.800%	3/15/13	1,070,000	1,079,322
Medtronic Inc., Senior Notes	3.000%	3/15/15	1,340,000	1,422,891
Total Health Care Equipment & Supplies				2,502,213
Health Care Providers & Services — 0.1%
UnitedHealth Group Inc., Senior Notes	4.875%	2/15/13	510,000	523,051
Pharmaceuticals — 1.2%
GlaxoSmithKline Capital PLC, Senior Notes	0.750%	5/8/15	1,880,000	1,881,105
Johnson & Johnson, Senior Notes	1.200%	5/15/14	2,750,000	2,788,640
Teva Pharmaceutical Finance III BV, Senior Notes	0.968%	3/21/14	1,810,000	1,814,033	(b)
Total Pharmaceuticals				6,483,778
Total Health Care				9,509,042
Industrials — 0.8%
Aerospace & Defense — 0.2%
United Technologies Corp., Senior Notes	1.200%	6/1/15	920,000	931,370
Airlines — 0.4%
Continental Airlines Inc., Pass-Through Certificates	6.900%	7/2/18	934,716	983,789
Continental Airlines Inc., Pass-Through Certificates	6.545%	2/2/19	633,856	676,641
Continental Airlines Inc., Pass-Through Certificates	6.703%	6/15/21	665,093	714,976
Total Airlines				2,375,406
Industrial Conglomerates — 0.2%
United Technologies Corp., Senior Notes	5.375%	12/15/17	760,000	909,627
Total Industrials				4,216,403
Information Technology — 1.5%
IT Services — 1.5%
International Business Machines Corp., Senior Notes	1.000%	8/5/13	4,500,000	4,527,153
International Business Machines Corp., Senior Notes	0.550%	2/6/15	1,630,000	1,620,461
International Business Machines Corp., Senior Notes	0.750%	5/11/15	1,550,000	1,548,734
Total Information Technology				7,696,348

See Notes to Financial Statements.

10	Western Asset Short-Term Bond Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Materials — 1.6%
Chemicals — 0.3%
E.I. du Pont de Nemours & Co., Senior Notes	3.250%	1/15/15	$1,180,000	$1,255,903
Metals & Mining — 1.3%
BHP Billiton Finance USA Ltd., Senior Notes	1.125%	11/21/14	2,410,000	2,425,506
Freeport-McMoRan Copper & Gold Inc., Senior Notes	2.150%	3/1/17	750,000	740,274
Rio Tinto Finance USA Ltd., Senior Notes	1.125%	3/20/15	300,000	300,874
Rio Tinto Finance USA Ltd., Senior Notes	2.500%	5/20/16	1,160,000	1,206,651
Rio Tinto Finance USA Ltd., Senior Notes	2.250%	9/20/16	1,070,000	1,107,211
Vale Overseas Ltd., Notes	6.250%	1/23/17	900,000	1,028,064
Total Metals & Mining				6,808,580
Total Materials				8,064,483
Telecommunication Services — 1.2%
Diversified Telecommunication Services — 1.0%
AT&T Inc., Senior Notes	4.850%	2/15/14	2,860,000	3,047,839
British Telecommunications PLC, Senior Notes	2.000%	6/22/15	1,140,000	1,156,495
Telefonica Emisiones SAU	0.796%	2/4/13	280,000	274,449	(b)
Verizon Communications Inc., Senior Notes	8.750%	11/1/18	440,000	605,579
Total Diversified Telecommunication Services				5,084,362
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV, Notes	2.375%	9/8/16	1,320,000	1,360,789
Total Telecommunication Services				6,445,151
Utilities — 1.1%
Electric Utilities — 0.9%
Duke Energy Corp., Senior Notes	6.300%	2/1/14	3,210,000	3,475,178
Pacific Gas & Electric Co.	4.800%	3/1/14	1,100,000	1,170,497
Total Electric Utilities				4,645,675
Multi-Utilities — 0.2%
Dominion Resources Inc., Senior Notes	8.875%	1/15/19	10,000	13,612
DTE Energy Co., Senior Notes	1.167%	6/3/13	760,000	761,439	(b)
PG&E Corp., Senior Notes	5.750%	4/1/14	160,000	172,225
Total Multi-Utilities				947,276
Total Utilities				5,592,951
Total Corporate Bonds & Notes (Cost — $221,376,838)				218,179,211
Asset-Backed Securities — 15.2%
Academic Loan Funding Trust, 2012-1A A1	1.044%	12/27/22	1,820,000	1,821,779	(a)(b)
Access Group Inc., 2005-1 A2	0.578%	3/23/20	1,630,922	1,621,907	(b)
Access Group Inc., 2005-B A2	0.696%	7/25/22	1,528,763	1,493,144	(b)
AESOP Funding II LLC, 2011-2A A	2.370%	11/20/14	1,570,000	1,601,459	(a)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2012 Semi-Annual Report	11

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Ally Auto Receivables Trust, 2012-3 A2	0.700%	1/15/15	$4,500,000	$4,504,521
ARI Fleet Lease Trust, 2010-A A	1.692%	8/15/18	145,040	145,220	(a)(b)
ARI Fleet Lease Trust, 2012-A A	0.792%	3/15/20	1,887,877	1,888,503	(a)(b)
Asset-Backed Funding Certificates, 2002-WF2 A2	1.370%	5/25/32	221,263	190,836	(b)
Asset-Backed Funding Certificates, 2004-OPT2 M1	1.070%	8/25/33	360,505	288,616	(b)
Avis Budget Rental Car Funding AESOP II LLC, 2012-1A A	2.054%	8/20/16	2,500,000	2,522,972	(a)
Bear Stearns Asset-Backed Securities Trust, 2004-1 A2	0.765%	6/25/34	572,241	561,132	(b)
CarMax Auto Owner Trust, 2012-2 A2	0.640%	5/15/15	2,080,000	2,069,949
CenterPoint Energy Transition Bond Co. LLC, 2012-1 A1	0.901%	4/15/18	2,100,000	2,112,573
Citibank Credit Card Issuance Trust, 2009-A5 A5	2.250%	12/23/14	3,290,000	3,319,645
Countrywide Asset-Backed Certificates, 2002-S3 M1	4.800%	5/25/32	110,353	95,578	(b)
Countrywide Asset-Backed Certificates, 2007-QH1 A1	0.445%	2/25/37	246,464	149,191	(a)(b)
Countrywide Home Equity Loan Trust, 2004-O	0.522%	2/15/34	236,414	133,844	(b)
Cumberland Clo Ltd., 2005-2A A	0.716%	11/10/19	1,075,822	1,055,115	(a)(b)
Education Funding Capital Trust, 2003-3 A6	1.740%	12/15/42	200,000	186,500	(b)(g)
EFS Volunteer No. 3 LLC, 2012-1 A1	0.845%	10/25/21	1,830,000	1,826,800	(a)(b)
Ford Credit Auto Owner Trust, 2011-B A2	0.680%	1/15/14	1,555,797	1,557,743
Ford Credit Auto Owner Trust, 2012-B A2	0.570%	1/15/15	2,800,000	2,800,452
Ford Credit Auto Owner Trust, 2012-B A3	0.720%	12/15/16	2,800,000	2,803,566
GSAMP Trust, 2006-SEA1 A	0.545%	5/25/36	353,616	336,003	(a)(b)
Hertz Vehicle Financing LLC, 2009-2A A1	4.260%	3/25/14	1,920,000	1,954,856	(a)
Honda Auto Receivables Owner Trust, 2012-2 A2	0.560%	11/17/14	2,400,000	2,400,562
Honda Auto Receivables Owner Trust, 2012-2 A3	0.700%	2/16/16	2,100,000	2,102,314
John Deere Owner Trust, 2011-A A2	0.640%	6/16/14	1,129,099	1,129,520
LightPoint CLO Ltd., 2005-3A A1A	0.728%	9/15/17	2,592,949	2,515,565	(a)(b)
Montana Higher Education Student Assistance Corp., 2012-1 A1	0.844%	9/20/22	2,135,451	2,135,451	(b)
NCUA Guaranteed Notes, 2010-A1 A	0.589%	12/7/20	3,707,384	3,720,656	(b)
Nissan Auto Receivables Owner Trust, 2011-A A2	0.650%	12/16/13	700,310	701,373
Nissan Auto Receivables Owner Trust, 2011-A A3	1.180%	2/16/15	1,200,000	1,208,135
Nissan Master Owner Trust Receivables, 2010-AA A	1.392%	1/15/15	2,110,000	2,122,126	(a)(b)
Nissan Master Owner Trust Receivables, 2012-A A	0.712%	5/15/17	1,880,000	1,886,145	(b)
Northstar Education Finance Inc., 2005-1 A1	0.566%	10/28/26	1,110,875	1,108,568	(b)
Penarth Master Issuer, 2011-1A A1	0.893%	5/18/15	730,000	730,881	(b)
Residential Asset Mortgage Products Inc., 2003-RS7 MII1	1.370%	8/25/33	212,465	124,528	(b)
Residential Asset Mortgage Products Inc., 2004-SL3 A4	8.500%	12/25/31	18,997	19,789
Residential Asset Securities Corp., 2003-KS10 AI6	4.540%	12/25/33	348,253	354,044	(b)
Saxon Asset Securities Trust, 2003-3 M1	1.220%	12/25/33	74,354	54,823	(b)

See Notes to Financial Statements.

12	Western Asset Short-Term Bond Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
SLM Student Loan Trust, 2003-04 A5A	1.218%	3/15/33	$99,776	$95,785	(a)(b)
SLM Student Loan Trust, 2003-11 A4	0.658%	6/15/20	397,986	397,846	(b)
SLM Student Loan Trust, 2003-11 A6	0.758%	12/15/25	1,200,000	1,155,076	(a)(b)
SLM Student Loan Trust, 2004-6 B	0.846%	4/25/25	2,330,000	2,110,277	(b)
SLM Student Loan Trust, 2005-10 A4	0.576%	10/25/19	799,050	796,110	(b)
SLM Student Loan Trust, 2006-4 A4	0.546%	4/25/23	235,809	235,112	(b)
SLM Student Loan Trust, 2006-5 A5	0.576%	1/25/27	1,600,000	1,514,547	(b)
SLM Student Loan Trust, 2006-8 A3	0.486%	1/25/18	292,493	292,436	(b)
SLM Student Loan Trust, 2007-2 A2	0.466%	7/25/17	446,216	444,686	(b)
SLM Student Loan Trust, 2008-1 A2	0.816%	10/25/16	1,223,074	1,219,552	(b)
SLM Student Loan Trust, 2012-A A1	1.642%	8/15/25	1,976,559	1,992,431	(a)(b)
SLM Student Loan Trust, 2012-B A1	1.342%	12/15/21	1,544,305	1,547,207	(a)(b)
Specialty Underwriting & Residential Finance, 2003-BC4 M1	1.145%	11/25/34	412,214	324,786	(b)
Stone Tower CLO Ltd., 2006-4X A1	0.737%	3/16/18	2,950,000	2,881,855	(b)(g)
Structured Asset Securities Corp., 2003-AL1 A	3.357%	4/25/31	289,343	282,270	(a)
Structured Asset Securities Corp., 2007-BC3 1A2	0.385%	5/25/47	800,000	555,664	(b)
Toyota Auto Receivables Owner Trust, 2012-A A3	0.750%	2/16/16	2,450,000	2,451,515
U.S. Small Business Administration, 2004-2	3.080%	9/25/18	619,139	657,462	(b)
Total Asset-Backed Securities (Cost — $78,353,811)				78,311,001
Collateralized Mortgage Obligations — 11.1%
American Home Mortgage Investment Trust, 2005-4 1A1	0.535%	11/25/45	930,313	590,081	(b)
Banc of America Funding Corp., 2004-B 3A2	2.835%	12/20/34	196,078	104,673	(b)
Banc of America Funding Corp., 2005-E 4A1	2.653%	3/20/35	337,793	314,261	(b)
Banc of America Funding Corp., 2006-D 1A1	0.414%	5/20/36	842,492	685,306	(b)
Banc of America Mortgage Securities, 2002-J B1	3.533%	9/25/32	163,074	81,872	(b)
Banc of America Mortgage Securities, 2003-C B1	3.087%	4/25/33	576,174	362,143	(b)
Banc of America Mortgage Securities, 2004-E 1A1	2.998%	6/25/34	264,885	259,339	(b)
Bayview Commercial Asset Trust, 2005-2A A2	0.595%	8/25/35	896,346	639,272	(a)(b)
Bear Stearns Alt-A Trust, 2004-9 3A1	2.757%	9/25/34	410,524	350,152	(b)
Bear Stearns Alt-A Trust, 2007-1 1A1	0.405%	1/25/47	942,797	359,152	(b)
Bear Stearns ARM Trust, 2004-10 15A1	2.749%	1/25/35	121,339	109,483	(b)
Bear Stearns ARM Trust, 2006-4 1A1	2.749%	10/25/36	336,531	215,329	(b)
Bear Stearns Commercial Mortgage Securities Inc., 2004-PWR4 A2	5.286%	6/11/41	1,423,454	1,465,803	(b)
CBA Commercial Small Balance Commercial Mortgage, 2006-1A A	0.495%	6/25/38	1,401,765	760,407	(a)(b)
Chase Mortgage Finance Corp., 2007-A1 2A3	2.985%	2/25/37	309,380	299,467	(b)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2012 Semi-Annual Report	13

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Chevy Chase Mortgage Funding Corp., 2004-3A A2	0.545%	8/25/35	$13,234	$9,177	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-4A A2	0.535%	10/25/35	40,749	28,054	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-1A A2	0.445%	1/25/36	23,533	14,826	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-3A A2	0.475%	7/25/36	118,645	72,042	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2005-HE2 A	0.645%	5/25/35	146,996	140,152	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2007-AR4 2A1A	3.046%	3/25/37	1,176,901	786,413	(b)
Countrywide Alternative Loan Trust, 2004-33 1A1	2.857%	12/25/34	92,999	75,737	(b)
Countrywide Alternative Loan Trust, 2004-33 2A1	2.996%	12/25/34	83,914	70,534	(b)
Countrywide Alternative Loan Trust, 2005-56 4A1	0.555%	11/25/35	557,857	315,946	(b)
Countrywide Alternative Loan Trust, 2005-59 1A2A	0.624%	11/20/35	1,866,758	305,040	(b)
Countrywide Home Loans, 2003-2 A2	4.000%	3/25/33	111,322	111,590
Countrywide Home Loans, 2003-HYB1 1A1	2.965%	5/19/33	151,915	139,782	(b)
Countrywide Home Loans, 2003-HYB3 6A1	3.116%	11/19/33	55,116	49,787	(b)
Countrywide Home Loans, 2005-R2 1AF2	0.585%	6/25/35	171,359	103,372	(a)(b)
Countrywide Home Loans, 2005-R3 AF	0.645%	9/25/35	79,104	66,272	(a)(b)
Countrywide Home Loans, 2006-R2 AF1	0.665%	7/25/36	117,997	101,244	(a)(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2004-23 A	2.553%	11/25/34	730,589	408,131	(b)
CS First Boston Mortgage Securities Corp., 2004-AR5 7A2	2.924%	6/25/34	678,053	661,783	(b)
Downey Savings and Loan Association Mortgage Loan Trust, 2005-AR1 2A1A	0.493%	3/19/45	341,761	223,105	(b)
FDIC Structured Sale Guaranteed Notes, 2010-S1 1A	0.789%	2/25/48	495,253	495,992	(a)(b)
FDIC Structured Sale Guaranteed Notes, 2010-S2	0.945%	12/29/45	1,951,249	1,936,614	(a)(b)(g)
Federal Home Loan Mortgage Corp. (FHLMC), 2525 AM	4.500%	4/15/32	304,579	347,033
Federal Home Loan Mortgage Corp. (FHLMC), Structured Pass-Through Securities, T-51 1A	6.500%	9/25/43	237,492	270,946	(b)
First Horizon Mortgage Pass-Through Trust, 2004-AR7 1A1	2.625%	2/25/35	1,014,357	939,582	(b)
Government National Mortgage Association (GNMA), 1996-17 S, IO	8.300%	8/16/26	503,431	108,326	(b)
Government National Mortgage Association (GNMA), 2010-H03 FA	0.789%	3/20/60	2,043,047	2,049,224	(b)
Government National Mortgage Association (GNMA), 2010-H10 FB	1.239%	5/20/60	1,685,848	1,726,873	(b)
Government National Mortgage Association (GNMA), 2010-H20 AF	0.569%	10/20/60	4,277,774	4,248,071	(b)
Government National Mortgage Association (GNMA), 2010-H26 LF	0.589%	8/20/58	5,056,976	5,034,310	(b)
Government National Mortgage Association (GNMA), 2011-H01 AF	0.689%	11/20/60	3,857,245	3,854,861	(b)

See Notes to Financial Statements.

14	Western Asset Short-Term Bond Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Government National Mortgage Association (GNMA), 2011-H05 FB	0.739%	12/20/60	$95,305	$95,496	(b)
Government National Mortgage Association (GNMA), 2011-H06 FA	0.689%	2/20/61	96,002	95,943	(b)
Government National Mortgage Association (GNMA), 2011-H07 FA	0.739%	2/20/61	1,126,179	1,128,361	(b)
Government National Mortgage Association (GNMA), 2011-H19 FA	0.709%	8/20/61	98,425	98,470	(b)
GSMPS Mortgage Loan Trust, 2004-4 2A1	3.587%	6/25/34	1,588,305	1,447,692	(a)(b)
GSMPS Mortgage Loan Trust, 2005-RP3 1AF	0.595%	9/25/35	1,540,720	1,213,365	(a)(b)
Harborview Mortgage Loan Trust, 2004-08 3A2	0.643%	11/19/34	221,157	128,915	(b)
Homebanc Mortgage Trust, 2004-2 A1	0.615%	12/25/34	560,722	471,984	(b)
IMPAC CMB Trust, 2004-5 1A1	0.965%	10/25/34	409,456	342,546	(b)
IMPAC CMB Trust, 2007-A A	0.495%	5/25/37	150,417	129,505	(b)
Indymac Index Mortgage Loan Trust, 2004-AR14 2A1A	0.605%	1/25/35	370,298	215,618	(b)
JPMorgan Alternative Loan Trust, 2006-A4 A7	6.300%	9/25/36	1,000,000	375,108	(b)
JPMorgan Mortgage Trust, 2004-A1 1A1	4.745%	2/25/34	179,581	180,121	(b)
JPMorgan Mortgage Trust, 2006-A2 5A1	2.660%	11/25/33	294,950	296,933	(b)
MASTR, Asset Securitization Trust, 2003-4 6A2	4.375%	5/25/33	242,360	243,388
MASTR ARM Trust, 2003-6 1A2	2.700%	12/25/33	185,252	181,093	(b)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	55,809	56,823	(a)
Merrill Lynch Mortgage Investors Inc., 2003-A2 2M1	2.485%	3/25/33	696,826	537,825	(b)
Merrill Lynch Mortgage Investors Inc., 2003-A6 1A	2.743%	9/25/33	83,383	82,073	(b)
Morgan Stanley Dean Witter Capital I, 2002-IQ3 A4	5.080%	9/15/37	728,275	733,764
Mortgage IT Trust, 2005-2 1A1	0.505%	5/25/35	184,168	157,483	(b)
Mortgage IT Trust, 2005-3 A1	0.545%	8/25/35	349,241	288,964	(b)
NCUA Guaranteed Notes, 2011-R1 1A	0.690%	1/8/20	1,230,274	1,232,968	(b)
Nomura Asset Acceptance Corp., 2004-AR4 1A1	2.613%	12/25/34	1,267,340	1,239,758	(b)
Prime Mortgage Trust, 2005-2 2A1	7.079%	10/25/32	442,632	441,556	(b)
Residential Asset Mortgage Products Inc., 2004-SL2 A4	8.500%	10/25/31	16,199	17,259
Residential Asset Mortgage Products Inc., 2004-SL3 A3	7.500%	12/25/31	12,019	12,216
Residential Asset Mortgage Products Inc., 2004-SL4 A5	7.500%	7/25/32	29,165	27,736
Sequoia Mortgage Trust, 2003-2 A2	1.411%	6/20/33	196,663	170,177	(b)
Structured ARM Loan Trust, 2004-04 3A1	2.818%	4/25/34	366,271	315,943	(b)
Structured ARM Loan Trust, 2004-07 A1	0.650%	6/25/34	329,021	251,917	(b)
Structured ARM Loan Trust, 2004-09XS A	0.615%	7/25/34	299,220	263,772	(b)
Structured ARM Loan Trust, 2005-04 1A1	2.829%	3/25/35	630,138	456,651	(b)
Structured ARM Loan Trust, 2005-15 1A1	2.692%	7/25/35	622,609	413,330	(b)
Structured Asset Mortgage Investments Inc., 2006-AR2 A1	0.475%	2/25/36	477,271	255,792	(b)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2012 Semi-Annual Report	15

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Structured Asset Securities Corp., 2002-03 B2	6.500%	3/25/32	$1,133,450	$1,116,157
Structured Asset Securities Corp., 2002-08A 7A1	2.201%	5/25/32	136,332	113,579	(b)
Structured Asset Securities Corp., 2002-11A B2II	3.079%	6/25/32	136,123	47,008	(b)
Structured Asset Securities Corp., 2002-16A B2II	2.800%	8/25/32	283,520	74,234	(b)
Structured Asset Securities Corp., 2004-2 4A1	2.853%	3/25/34	1,066,035	1,035,379	(b)
Structured Asset Securities Corp., 2004-5 1A	2.950%	5/25/34	93,338	76,767	(b)
Structured Asset Securities Corp., 2004-NP1 A	0.645%	9/25/33	657,529	570,880	(a)(b)
Structured Asset Securities Corp., 2005-4XS 3A4	4.790%	3/25/35	1,489,488	1,484,916
Structured Asset Securities Corp., 2005-RF3 2A	3.601%	6/25/35	1,009,716	893,783	(a)(b)
WaMu Mortgage Pass-Through Certificates, 2003-AR8 A	2.477%	8/25/33	227,276	228,762	(b)
WaMu Mortgage Pass-Through Certificates, 2004-AR08 A1	0.608%	6/25/44	322,488	227,122	(b)
WaMu Mortgage Pass-Through Certificates, 2004-AR14 A1	2.451%	1/25/35	600,275	585,052	(b)
WaMu Mortgage Pass-Through Certificates, 2007-OA6 1A	0.968%	7/25/47	3,620,584	2,252,224	(b)
Washington Mutual Inc., 2005-AR4 A5	2.524%	4/25/35	200,000	164,799	(b)
Washington Mutual Inc., 2005-AR8 2A1A	0.535%	7/25/45	467,209	381,358	(b)
Washington Mutual Inc. Pass-Through Certificates, 2003-AR10 A7	2.441%	10/25/33	1,028,821	1,031,950	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR09 A1A	0.565%	7/25/45	497,550	410,610	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR11 A1A	0.565%	8/25/45	447,379	367,879	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, Whole Loan, 2003-AR5 A7	2.453%	6/25/33	376,788	380,831	(b)
Washington Mutual Mortgage Pass-Through Certificates, 2006-AR01 A1B	0.565%	2/25/36	639,477	59,125	(b)
Wells Fargo Mortgage Backed Securities Trust, 2004-AA A1	2.601%	12/25/34	665,502	657,520	(b)
Wells Fargo Mortgage Backed Securities Trust, 2004-I B2	2.727%	7/25/34	313,331	146,697	(b)
Total Collateralized Mortgage Obligations (Cost — $64,942,171)				57,198,736
Mortgage-Backed Securities — 4.2%
FHLMC — 0.2%
Federal Home Loan Mortgage Corp. (FHLMC)	9.000%	5/1/20-1/1/21	20,579	21,011
Federal Home Loan Mortgage Corp. (FHLMC)	8.500%	6/1/21	223	227
Federal Home Loan Mortgage Corp. (FHLMC)	8.000%	2/1/31	157,216	195,207
Federal Home Loan Mortgage Corp. (FHLMC)	7.000%	4/1/32	564,988	673,328
Total FHLMC				889,773

See Notes to Financial Statements.

16	Western Asset Short-Term Bond Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
FNMA — 2.9%
Federal National Mortgage Association (FNMA)	6.500%	7/1/13-4/1/31	$42,195	$45,217
Federal National Mortgage Association (FNMA)	11.000%	12/1/15	1,828	1,866
Federal National Mortgage Association (FNMA)	12.500%	1/1/18	14,510	14,630
Federal National Mortgage Association (FNMA)	9.000%	11/1/21	21,202	24,490
Federal National Mortgage Association (FNMA)	7.000%	2/1/27-1/1/33	1,637,330	1,944,322
Federal National Mortgage Association (FNMA)	6.000%	11/1/27	93	103
Federal National Mortgage Association (FNMA)	2.310%	5/1/32	29,124	29,310	(b)
Federal National Mortgage Association (FNMA)	2.340%	8/1/32-12/1/32	238,351	251,943	(b)
Federal National Mortgage Association (FNMA)	2.102%	1/1/33	371,200	387,822	(b)
Federal National Mortgage Association (FNMA)	2.300%	5/1/34	1,028,896	1,092,430	(b)
Federal National Mortgage Association (FNMA)	2.418%	5/1/35	722,538	763,429	(b)
Federal National Mortgage Association (FNMA)	3.527%	12/1/39	9,628,184	10,137,921	(b)
Federal National Mortgage Association (FNMA)	5.000%	7/12/42	400,000	432,938	(i)
Total FNMA				15,126,421
GNMA — 1.1%
Government National Mortgage Association (GNMA)	6.000%	5/15/14-11/15/28	41,002	45,834
Government National Mortgage Association (GNMA)	9.000%	9/15/22	389	391
Government National Mortgage Association (GNMA)	6.500%	8/15/34	1,760,612	2,046,833
Government National Mortgage Association (GNMA)	1.640%	1/20/60	1,830,880	1,842,039	(b)(g)
Government National Mortgage Association (GNMA)	1.420%	7/20/60	96,614	98,575	(b)
Government National Mortgage Association (GNMA)	1.475%	7/20/60	193,960	197,742	(b)
Government National Mortgage Association (GNMA)	2.323%	8/20/60	1,446,288	1,537,404	(b)
Total GNMA				5,768,818
Total Mortgage-Backed Securities (Cost — $20,990,902)				21,785,012
Sovereign Bonds — 1.6%
Japan — 0.7%
Japan Finance Corp., Senior Bonds	2.875%	2/2/15	3,600,000	3,789,468
Norway — 0.5%
Kommunalbanken AS, Senior Notes	2.375%	1/19/16	2,400,000	2,511,727	(a)
Russia — 0.4%
Russian Foreign Bond-Eurobond, Senior Notes	3.625%	4/29/15	1,800,000	1,866,546	(a)
Total Sovereign Bonds (Cost — $7,819,986)				8,167,741

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2012 Semi-Annual Report	17

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government & Agency Obligations — 17.3%
U.S. Government Agencies — 9.1%
Federal Farm Credit Bank (FFCB), Bonds	0.195%	11/29/12	$6,000,000	$6,002,394	(b)
Federal Farm Credit Bank (FFCB), Bonds	1.500%	11/16/15	2,600,000	2,680,533
Federal Home Loan Bank (FHLB), Bonds	0.195%	10/26/12	6,000,000	6,001,482	(b)
Federal Home Loan Bank (FHLB), Bonds	1.625%	6/14/13	5,500,000	5,572,237
Federal Home Loan Mortgage Corp. (FHLMC), Notes	1.200%	7/25/14	1,960,000	1,960,953
Federal National Mortgage Association (FNMA), Bonds	2.277%	4/1/33	647,659	686,898	(b)
Federal National Mortgage Association (FNMA), Notes	0.375%	12/28/12	4,250,000	4,255,423
Federal National Mortgage Association (FNMA), Notes	4.750%	2/21/13	4,400,000	4,525,039
Federal National Mortgage Association (FNMA), Notes	1.050%	9/9/13	3,100,000	3,122,763
Federal National Mortgage Association (FNMA), Notes	0.600%	10/25/13	2,600,000	2,601,875
Federal National Mortgage Association (FNMA), Notes	0.500%	5/27/15	5,000,000	4,999,965
Federal National Mortgage Association (FNMA), Notes	0.500%	7/2/15	4,000,000	3,998,024
Federal National Mortgage Association (FNMA), Notes	2.250%	3/15/16	460,000	485,821
Total U.S. Government Agencies				46,893,407
U.S. Government Obligations — 8.2%
U.S. Treasury Notes	1.875%	2/28/14	250,000	256,455
U.S. Treasury Notes	0.500%	10/15/14	19,760,000	19,832,559
U.S. Treasury Notes	0.250%	1/15/15	6,740,000	6,721,573
U.S. Treasury Notes	0.375%	4/15/15	490,000	489,732
U.S. Treasury Notes	1.000%	8/31/16	9,250,000	9,396,705
U.S. Treasury Notes	1.000%	9/30/16	5,810,000	5,901,234
Total U.S. Government Obligations				42,598,258
Total U.S. Government & Agency Obligations (Cost — $89,128,672)				89,491,665
Total Investments before Short-Term Investments (Cost — $482,612,380)				473,133,366
Short-Term Investments — 6.8%
Commercial Paper — 1.4%
Coca-Cola Co.	0.210%	10/2/12	5,000,000	4,997,625	(a)(j)
Unilever Capital Corp.	0.160%	9/12/12	2,000,000	1,999,042	(j)
Total Commercial Paper (Cost — $6,996,639)				6,996,667
U.S. Government Agencies — 4.9%
Federal Home Loan Bank (FHLB), Discount Notes	0.231%	8/3/12	2,500,000	2,499,473	(j)
Federal Home Loan Bank (FHLB), Discount Notes	0.130%	8/8/12	2,500,000	2,499,657	(j)
Federal Home Loan Bank (FHLB), Discount Notes	0.150%	10/26/12	2,200,000	2,199,432	(j)
Federal Home Loan Bank (FHLB), Discount Notes	0.220%	4/2/13	5,000,000	4,993,540	(j)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.120%	7/6/12	2,900,000	2,899,952	(j)

See Notes to Financial Statements.

18	Western Asset Short-Term Bond Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.120%	7/30/12	$1,000,000	$999,903	(j)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.175%	1/7/13	4,000,000	3,997,272	(j)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.190%	4/23/13	5,000,000	4,993,045	(j)
Total U.S. Government Agencies (Cost — $25,078,004)				25,082,274
Certificates of Deposit (Yankee) — 0.5%
Nordea Bank Finland PLC (Cost — $2,700,000)	0.653%	11/13/12	2,700,000	2,698,450	(b)(j)
Total Short-Term Investments (Cost — $34,774,643)				34,777,391
Total Investments — 98.4% (Cost — $517,387,023#)				507,910,757
Other Assets in Excess of Liabilities — 1.6%				8,444,667
Total Net Assets — 100.0%				$516,355,424

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	The maturity principal is currently in default as of June 30, 2012.

(d)	Illiquid security.

(e)	The coupon payment on these securities is currently in default as of June 30, 2012.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(h)	Value is less than $1.

(i)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(j)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARM	— Adjustable Rate Mortgage
CMB	— Cash Management Bill
IO	— Interest Only

Schedule of Written Options
Security	Expiration Date	Strike Rate	Notional Par	Value
Interest rate swaption with Credit Suisse, Put (Premiums received — $554,331)	8/26/14	2.50%	$131,592,000	$142,385

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2012 Semi-Annual Report	19

Statement of assets and liabilities (unaudited)

June 30, 2012

Assets:
Investments, at value (Cost — $517,387,023)	$507,910,757
Cash	9,081,202
Interest receivable	2,262,131
Receivable for Fund shares sold	981,477
Deposits with brokers for open futures contracts	418,998
Receivable from broker — variation margin on open futures contracts	58,258
Prepaid expenses	45,326
Other receivables	27,100
Total Assets	520,785,249

Liabilities:
Payable for securities purchased	3,319,503
Payable for Fund shares repurchased	483,240
Investment management fee payable	190,850
Written options, at value (premiums received — $554,331)	142,385
Service and/or distribution fees payable	83,463
Distributions payable	11,967
Trustees’ fees payable	4,274
Accrued expenses	194,143
Total Liabilities	4,429,825
Total Net Assets	$516,355,424

Net Assets:
Par value (Note 7)	$1,329
Paid-in capital in excess of par value	563,284,615
Overdistributed net investment income	(532,185)
Accumulated net realized loss on investments, futures contracts, written options and swap contracts	(37,041,020)
Net unrealized depreciation on investments, futures contracts and written options	(9,357,315)
Total Net Assets	$516,355,424

Shares Outstanding:
Class A	16,674,144
Class C♦	44,035,185
Class I	72,156,529

Net Asset Value:
Class A (and redemption price)	$3.89
Class C♦ (and redemption price)	$3.89
Class I (and redemption price)	$3.89
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$3.98

♦	Effective August 1, 2012, Class C shares will be reclassified as Class C1 Shares.

See Notes to Financial Statements.

20	Western Asset Short-Term Bond Fund 2012 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2012

Investment Income:
Interest	$5,123,961
Less: Foreign taxes withheld	(93)
Total Investment Income	5,123,868

Expenses:
Investment management fee (Note 2)	1,139,538
Service and/or distribution fees (Notes 2 and 5)	498,794
Transfer agent fees (Note 5)	114,052
Legal fees	35,786
Registration fees	33,784
Fund accounting fees	25,439
Audit and tax	21,805
Shareholder reports	14,895
Trustees’ fees	4,718
Insurance	3,775
Custody fees	1,120
Miscellaneous expenses	3,284
Total Expenses	1,896,990
Net Investment Income	3,226,878

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(4,750,072)
Futures contracts	(851,453)
Written options	(239)
Swap contracts	3,031
Net Realized Loss	(5,598,733)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	12,157,950
Futures contracts	108,121
Written options	202,083
Swap contracts	(51,202)
Change in Net Unrealized Appreciation (Depreciation)	12,416,952
Net Gain on Investments, Futures Contracts, Written Options and Swap Contracts	6,818,219
Increase in Net Assets from Operations	$10,045,097

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2012 Semi-Annual Report	21

Statements of changes in net assets

For the Six Months Ended June 30, 2012 (unaudited) and the Year Ended December 31, 2011	2012	2011

Operations:
Net investment income	$3,226,878	$8,517,369
Net realized loss	(5,598,733)	(3,666,398)
Change in net unrealized appreciation (depreciation)	12,416,952	577,969
Increase in Net Assets From Operations	10,045,097	5,428,940

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(3,734,421)	(10,576,650)
Decrease in Net Assets From Distributions to Shareholders	(3,734,421)	(10,576,650)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	92,556,884	179,018,124
Reinvestment of distributions	3,660,805	10,396,423
Cost of shares repurchased	(110,261,186)	(163,029,165)
Increase (Decrease) in Net Assets From Fund Share Transactions	(14,043,497)	26,385,382
Increase (Decrease) in Net Assets	(7,732,821)	21,237,672

Net Assets:
Beginning of period	524,088,245	502,850,573
End of period*	$516,355,424	$524,088,245
* Includes overdistributed net investment income of:	$(532,185)	$(24,642)

See Notes to Financial Statements.

22	Western Asset Short-Term Bond Fund 2012 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2012[2]	2011	2010	2009	2008	2007

Net asset value, beginning of period	$3.84	$3.87	$3.69	$3.34	$3.98	$4.13

Income (loss) from operations:
Net investment income	0.02	0.06	0.09	0.09	0.15	0.19
Net realized and unrealized gain (loss)	0.06	(0.02)	0.19	0.36	(0.63)	(0.15)
Total income (loss) from operations	0.08	0.04	0.28	0.45	(0.48)	0.04

Less distributions from:
Net investment income	(0.03)	(0.07)	(0.10)	(0.10)	(0.16)	(0.19)
Total distributions	(0.03)	(0.07)	(0.10)	(0.10)	(0.16)	(0.19)

Net asset value, end of period	$3.89	$3.84	$3.87	$3.69	$3.34	$3.98
Total return[3]	2.00%	1.12%	7.75%	13.70%	(12.39)%	1.00%

Net assets, end of period (millions)	$65	$62	$62	$45	$39	$58

Ratios to average net assets:
Gross expenses	0.85%[4]	0.87%	0.88%	0.98%	1.02%	0.90%
Net expenses[5]	0.85 [4]	0.87	0.88	0.98	1.01 [6]	0.90
Net investment income	1.18 [4]	1.51	2.33	2.61	4.09	4.54

Portfolio turnover rate[7]	49%	89%	80%	94%	46%	81%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2012 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 50% for the six months ended June 30, 2012 and 105%, 87%, 159%, 291% and 372% for the the years ended December 31, 2011, 2010, 2009, 2008 and 2007, respectively.

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2012 Semi-Annual Report	23

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares♦,1	2012[2]	2011	2010	2009	2008	2007

Net asset value, beginning of period	$3.84	$3.88	$3.70	$3.34	$3.99	$4.14

Income (loss) from operations:
Net investment income	0.02	0.05	0.08	0.08	0.13	0.16
Net realized and unrealized gain (loss)	0.05	(0.03)	0.19	0.37	(0.64)	(0.14)
Total income (loss) from operations	0.07	0.02	0.27	0.45	(0.51)	0.02

Less distributions from:
Net investment income	(0.02)	(0.06)	(0.09)	(0.09)	(0.14)	(0.17)
Total distributions	(0.02)	(0.06)	(0.09)	(0.09)	(0.14)	(0.17)

Net asset value, end of period	$3.89	$3.84	$3.88	$3.70	$3.34	$3.99
Total return[3]	1.87%	0.62%	7.44%	13.63%	(13.15)%	0.34%

Net assets, end of period (millions)	$171	$163	$172	$123	$5	$7

Ratios to average net assets:
Gross expenses	1.10%[4]	1.12%	1.08%	1.08%	1.63%	1.56%
Net expenses[5]	1.10 [4]	1.12	1.08 [6]	1.08 [6]	1.63	1.56
Net investment income	0.92 [4]	1.26	2.14	2.34	3.47	3.86

Portfolio turnover rate[7]	49%	89%	80%	94%	46%	81%

♦	Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares.

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2012 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]

Effective at the close of business on July 10, 2009, management contractually agreed to waive fees and/or reimburse expenses (other than brokerage, taxes, interest and extraordinary expenses) to limit total net operating expenses to 1.10% for Class C shares until April 30, 2010.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 50% for the six months ended June 30, 2012 and 105%, 87%, 159%, 291% and 372% for the years ended December 31, 2011, 2010, 2009, 2008 and 2007, respectively.

See Notes to Financial Statements.

24	Western Asset Short-Term Bond Fund 2012 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2012[2]	2011	2010	2009	2008	2007

Net asset value, beginning of period	$3.84	$3.87	$3.70	$3.34	$3.99	$4.13

Income (loss) from operations:
Net investment income	0.03	0.07	0.10	0.11	0.17	0.20
Net realized and unrealized gain (loss)	0.05	(0.01)	0.18	0.37	(0.64)	(0.13)
Total income (loss) from operations	0.08	0.06	0.28	0.48	(0.47)	0.07

Less distributions from:
Net investment income	(0.03)	(0.09)	(0.11)	(0.12)	(0.18)	(0.21)
Total distributions	(0.03)	(0.09)	(0.11)	(0.12)	(0.18)	(0.21)

Net asset value, end of period	$3.89	$3.84	$3.87	$3.70	$3.34	$3.99
Total return[3]	2.17%	1.49%	7.77%	14.55%	(12.16)%	1.63%

Net assets, end of period (millions)	$280	$299	$269	$238	$182	$212

Ratios to average net assets:
Gross expenses	0.51%[4]	0.51%	0.50%	0.51%	0.50%	0.52%
Net expenses[5]	0.51 [4,6]	0.51 [6]	0.50 [6]	0.51 [6]	0.50	0.52
Net investment income	1.51 [4]	1.86	2.73	3.07	4.60	4.89

Portfolio turnover rate[7]	49%	89%	80%	94%	46%	81%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2012 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 50% for the six months ended June 30, 2012 and 105%, 87%, 159%, 291% and 372% for the the years ended December 31, 2011, 2010, 2009, 2008 and 2007, respectively.

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2012 Semi-Annual Report	25

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Short-Term Bond Fund (formerly known as Legg Mason Western Asset Short-Term Bond Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair

26	Western Asset Short-Term Bond Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Short-Term Bond Fund 2012 Semi-Annual Report	27

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments†:
Corporate bonds & notes	—	$218,179,211	$0	*	$218,179,211
Asset-backed securities	—	78,311,001	—		78,311,001
Collateralized mortgage obligations	—	57,198,736	—		57,198,736
Mortgage-backed securities	—	21,785,012	—		21,785,012
Sovereign bonds	—	8,167,741	—		8,167,741
U.S. government & agency obligations	—	89,491,665	—		89,491,665
Total long-term investments	—	$473,133,366	$0	*	$473,133,366
Short-term investments†	—	34,777,391	—		34,777,391
Total investments	—	$507,910,757	$0	*	$507,910,757

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Written options	—	$142,385	—	$142,385
Futures contracts	$292,995	—	—	292,995
Total	$292,995	$142,385	—	$435,380

†	See Schedule of Investments for additional detailed categorizations.

*	Value is less than $1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Corporate Bonds & Notes		Mortgage Backed Securities	Total
Balance as of December 31, 2011	$0	*	$1,666,219	$1,666,219
Accrued premiums/discounts	—		—	—
Realized gain (loss)[1]	—		(10,352)	(10,352)
Change in unrealized appreciation (depreciation)[2]	—		(4,036)	(4,036)
Purchases	—		8,926	8,926
Sales	—		(123,353)	(123,353)
Transfers into Level 3[3]	0	*	—	0	*
Transfers out of Level 3[4]	—		(1,537,404)	(1,537,404)
Balance as of June 30, 2012	$0	*	—	$0	*
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2012	—		—	—

28	Western Asset Short-Term Bond Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Value is less than $1.

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[4]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Western Asset Short-Term Bond Fund 2012 Semi-Annual Report	29

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

30	Western Asset Short-Term Bond Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(g) Stripped securities. The Fund may invest in “Stripped Securities,” a term used collectively for components, or strips, of fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(h) Securities traded on a to-be-announced basis. The Fund may trade securities on a TBA basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction,

Western Asset Short-Term Bond Fund 2012 Semi-Annual Report	31

cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(i) Swaptions. The Fund purchases and writes swaption contracts to manage exposure to an underlying instrument. The Fund may also purchase or write options to manage exposure to fluctuations in interest rates or to enhance yield. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the statement of assets and liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(j) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(k) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap

32	Western Asset Short-Term Bond Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

Payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2012, the Fund did not hold any credit default swaps to sell protection.

For average notional amounts of swaps held during the six months ended June 30, 2012, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing

Western Asset Short-Term Bond Fund 2012 Semi-Annual Report	33

market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund may enter into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(l) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of

34	Western Asset Short-Term Bond Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund.

Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(m) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(n) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related

Western Asset Short-Term Bond Fund 2012 Semi-Annual Report	35

contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of June 30, 2012, the Fund held written options with credit related contingent features which had a liability position of $142,385. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(o) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(p) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(q) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(r) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(s) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2012 no provision for income tax would be required in the Fund’s financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(t) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

36	Western Asset Short-Term Bond Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of an expense limitation arrangement between the Fund and LMPFA, the ratio of expenses other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

The investment manager is permitted to recapture amounts waived or reimbursed to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 2.25% for Class A shares. Class C shares (to be reclassified as Class C1 shares as of August 1, 2012) acquired from another Legg Mason Partners Fund subject to CDSC remain subject to the original fund’s CDSC while held in the Fund. In certain cases, Class A shares have a 0.50% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 18 months from purchase payment (or within 12 months for shares purchased prior to August 1, 2012). This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares. Class C1 (formerly Class C) shares will not be available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 shares will continue to be available for dividend reinvestment and incoming exchanges.

Western Asset Short-Term Bond Fund 2012 Semi-Annual Report	37

For the six months ended June 30, 2012, LMIS and its affiliates received sales charges of approximately $1,000 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2012, CDSCs paid to LMIS and its affiliates were approximately:

	Class A	Class C♦
CDSCs	$1,000	$1,000

♦	Effective August 1, 2012, Class C Shares will be reclassified as Class C1 shares.

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Independent Trustees”) to defer the receipt of all or a portion of their fees earned until a later date specified by the Independent Trustees. The deferred balances are reported in the Statement of Assets and Liabilities under Trustees’ fees payable and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2006. This change had no effect on fees previously deferred. As of June 30, 2012, the Fund had accrued $943 as deferred compensation payable.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2012, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$136,296,017	$95,502,149
Sales	123,221,947	140,572,933

At June 30, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,543,740
Gross unrealized depreciation	(17,020,006)
Net unrealized depreciation	$(9,476,266)

At June 30, 2012, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Buy:
U.S. Treasury 2-Year Notes	726	9/12	$159,939,391	$159,856,125	$(83,266)
Contracts to Sell:
90-Day Eurodollar	38	3/13	9,398,227	9,450,125	$(51,898)
90-Day Eurodollar	38	9/13	9,370,201	9,445,850	(75,649)
U.S. Treasury 5-Year Notes	395	9/12	48,885,474	48,967,656	(82,182)
					$(209,729)
Net unrealized loss on open futures contracts					$(292,995)

38	Western Asset Short-Term Bond Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

During the six months ended June 30, 2012, written option transactions for the Fund were as follows:

	Number of Contracts/ Notional Par	Premiums
Written options, outstanding as of December 31, 2011	131,592,138	$584,070
Options written	65	6,695
Options closed	(138)	(29,739)
Options exercised	—	—
Options expired	(65)	(6,695)
Written options, outstanding as of June 30, 2012	131,592,000	$554,331

At June 30, 2012, the Fund held TBA securities with a total cost of $433,000.

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2012.

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Written options	$142,385
Futures contracts[2]	292,995
Total	$435,380

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2012. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options	$(7,971)	—	$(7,971)
Written options	(239)	—	(239)
Futures contracts	(851,453)	—	(851,453)
Swap contracts	—	$3,031	3,031
Total	$(859,663)	$3,031	$(856,632)

Western Asset Short-Term Bond Fund 2012 Semi-Annual Report	39

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options	$9,505	—	$9,505
Written options	202,083	—	202,083
Futures contracts	108,121	—	108,121
Swap contracts	—	$(51,202)	(51,202)
Total	$319,709	$(51,202)	$268,507

During the six months ended June 30, 2012, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options†	$14,717
Written options	229,033
Futures contracts (to buy)	185,939,862
Futures contracts (to sell)	85,842,335

Average Notional Balance
Credit default swap contracts (to buy protection)†	$621,429

†	At June 30, 2012, there were no open positions held in this derivative.

5. Class specific expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A and C shares (to be reclassified as Class C1 shares as of August 1, 2012) calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class C shares (to be reclassified as Class C1 shares as of August 1, 2012) calculated at the annual rate of 0.25% of the average daily net assets. Service and distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2012, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$79,342	$29,579
Class C♦	419,452	76,855
Class I	—	7,618
Total	$498,794	$114,052

♦	Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares.

6. Distributions to shareholders by class

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
Net Investment Income:
Class A	$436,310	$1,179,688
Class C♦	942,718	2,806,109
Class I	2,355,393	6,590,853
Total	$3,734,421	$10,576,650

♦	Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares.

40	Western Asset Short-Term Bond Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

7. Shares of beneficial interest

At June 30, 2012, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2012		Year Ended December 31, 2011
	Shares	Amount	Shares	Amount
Class A
Shares sold	3,685,830	$14,301,151	6,724,808	$26,106,622
Shares issued on reinvestment	109,848	426,489	294,798	1,145,548
Shares repurchased	(3,369,642)	(13,073,238)	(6,705,631)	(26,050,205)
Net increase	426,036	$1,654,402	313,975	$1,201,965

Class C♦
Shares sold	8,574,418	$33,281,324	19,154,233	$74,641,818
Shares issued on reinvestment	238,436	926,069	709,806	2,759,150
Shares repurchased	(7,182,698)	(27,885,111)	(21,785,248)	(84,738,111)
Net increase (decrease)	1,630,156	$6,322,282	(1,921,209)	$(7,337,143)

Class I
Shares sold	11,600,450	$44,974,409	20,141,440	$78,269,684
Shares issued on reinvestment	594,557	2,308,247	1,670,746	6,491,725
Shares repurchased	(17,932,954)	(69,302,837)	(13,438,019)	(52,240,849)
Net increase (decrease)	(5,737,947)	$(22,020,181)	8,374,167	$32,520,560

♦	Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares.

8. Capital loss carryforward

As of December 31, 2011, the Fund had a net capital loss carryforward of approximately $29,408,926, of which $6,047,189 does not expire, $554,986 expires in 2012, $2,210,102 expires in 2013, $8,307,534 expires in 2014, $306,147 expires in 2015, $2,362,393 expires in 2016, $7,080,265 expires in 2017 and $2,540,310 expires in 2018. These amounts will be available to offset any future taxable capital gains.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward these capital losses for an unlimited period. However, these losses will be required to be utilized prior to the Fund’s other capital losses with the expiration dates listed above. Additionally, these capital losses retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

9. Legal matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United

Western Asset Short-Term Bond Fund 2012 Semi-Annual Report	41

States District Court for the Southern District of New York against the persons who were then the independent trustees of the Subject Trust. The Subject Trust was also named in the complaint as a nominal defendant.

The complaint raised derivative claims on behalf of the Subject Trust and putative class claims against the then independent trustees in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleged that the independent trustees had breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or to seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of a putative class of shareholders, the plaintiff alleged that the echo voting provisions applicable to the proxy solicitation process violated the 1940 Act and constituted a breach of fiduciary duty. The relief sought included rescission of the advisory agreement and an award of costs and attorney fees.

In advance of filing the complaint, Plaintiff’s lawyers had made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate those matters raised in the demand, and the expanded set of matters subsequently raised in the complaint. The demand review committee recommended that the action demanded by Plaintiff would not be in the best interests of the Subject Trust. The independent trustees of the Subject Trust considered the committee’s report, adopted the recommendation of the committee, and directed counsel to move to dismiss the complaint.

The Federal district court dismissed the complaint in its entirety in July 2007. In May 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal as to the class claims, and remanded the remaining claim relating to the demand review committee that had examined the derivative claim to the district court with instructions to convert the motion to dismiss into a motion for summary judgment. In July 2012, the district court granted summary judgment in favor of the defendants. In August 2012, Plaintiff filed an appeal, and the matter is now before the U.S. Court of Appeals for the Second Circuit.

10. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

Western Asset

Short-Term Bond Fund

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken

Chairman

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset Short-Term Bond Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Short-Term Bond Fund

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund 1-887-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Short-Term Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD0632 8/12 SR12-1739

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer of
Legg Mason Partners Income Trust

Date:	August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Income Trust

Date:	August 23, 2012

By:	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer of
Legg Mason Partners Income Trust

Date:	August 23, 2012